Trade and other payables	12 Months Ended
Dec. 31, 2017
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Trade and other payables
9.	Trade and other payables:

	2017	2016

Trade payables	$2,042,487	$372,612
Payments due to former owners of business combinations	76,403	58,667
Accruals and other payables	3,542,954	2,798,406

	$5,661,844	$3,229,685